Other services fees by major categories (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Debit card fees	$ 36,787	$ 49,459	$ 100,639
Insurance Commissions And Fees	53,825	54,390	49,768
Fees And Commissions Credit Cards	57,551	49,049	84,786
Asset Management Fees	37,766	34,388	37,783
Servicing Fees Net	30,770	12,098	24,801
Fees And Commissions Fiduciary And Trust Activities	16,353	15,333	14,216
Processing fees	6,330	6,839	45,055
Other fees	17,163	18,164	20,456
Total other services fees	$ 256,545	$ 239,720	$ 377,504